Goodwill (Tables)	9 Months Ended
Sep. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Goodwill
The change in the carrying amount of goodwill between December 31, 2025 and September 30, 2026 is as follows:

	Nine Months Ended	Year Ended
	September 30, 2026	December 31, 2025
	(in thousands)
Opening balance	$8,731,689	$9,051,410
Prior period acquisition	—	5,109
Impairment	—	(364,248)
Foreign exchange movement	(9,778)	39,418
Closing balance	$8,721,911	$8,731,689